Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Details) £ in Millions	Jun. 30, 2022 GBP (£) € / £	Jun. 30, 2021 GBP (£) € / £
Disclosure of associates [line items]
Non-current assets	£ 23,582	£ 20,508
Current assets	12,934	11,445
Total assets	36,516	31,953
Non-current liabilities	(18,560)	(16,380)
Current liabilities	(8,442)	(7,142)
Total liabilities	(27,002)	(23,522)
Net assets	9,514	8,431
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	5,957	5,320
Current assets	8,447	7,800
Total assets	14,404	13,120
Non-current liabilities	(1,791)	(1,665)
Current liabilities	(2,415)	(2,256)
Total liabilities	(4,206)	(3,921)
Net assets	£ 10,198	£ 9,199
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / £	1.16	1.17